BILLINGS IN EXCESS OF COSTS AND ACCRUED EARNINGS ON CONTRACTS	12 Months Ended
Jan. 03, 2014
Notes to Financial Statements [Abstract]
BILLINGS IN EXCESS OF COSTS AND ACCRUED EARNINGS ON CONTRACTS

NOTE 10. BILLINGS IN EXCESS OF COSTS AND ACCRUED EARNINGS ON CONTRACTS

The following table summarizes the components of billings in excess of costs and accrued earnings on contracts:

	January 3,	December 28,
(In millions)	2014	2012
Billings in excess of costs and accrued earnings on contracts	$193.1	$211.7
Project-related legal liabilities and other project-related reserves	28.0	55.2
Advance payments negotiated as a contract condition	6.4	9.8
Normal profit liabilities	0.8	4.8
Estimated losses on uncompleted contracts	4.8	7.6
Total	$233.1	$289.1